Preferred Stock (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 31, 2013 USD ($) shares	Dec. 31, 2005 $ / shares shares	Dec. 31, 2000 $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)				1,000	1,000
Liquidation preference per share (in dollars per share) | $ / shares				$ 100,000	$ 100,000
Noncontrolling interest, subsidiary preferred stock | $				$ 0.6
First Horizon National Corporation | Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)	1,000
Aggregate liquidation preference | $	$ 100.0
Proceeds from issuance of preferred stock | $	$ 96.0
Percentage of cumulative preferred stock	6.20%
Value of depositary share	0.00025
FT Real Estate Securities Company, Inc. | Preferred Class B
Class of Stock [Line Items]
Percentage of cumulative preferred stock			9.50%
Stock issued (in shares)			50
Liquidation preference per share (in dollars per share) | $ / shares			$ 1,000,000
First Tennessee Bank National Association | Noncumulative Preferred Stock
Class of Stock [Line Items]
Stock issued (in shares)		300,000
Liquidation preference per share (in dollars per share) | $ / shares		$ 1,000
Declared and accrued preferred stock dividend basis spread on variable rate		0.85%
Declared and accrued preferred stock dividend fixed		3.75%
First Tennessee Bank National Association | Preferred Class A
Class of Stock [Line Items]
Noncontrolling interest, subsidiary preferred stock | $				$ 294.8	$ 294.8
Non Affiliates | FT Real Estate Securities Company, Inc. | Preferred Class B
Class of Stock [Line Items]
Stock issued (in shares)			47